Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/02/20 - 06/30/20
Interest Accrual Period	06/24/20 - 07/14/20
30/360 Days	21
Actual/360 Days	21
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	849,809,859.29	38,913
Original Yield Supplement Overcollateralization Amount	45,951,980.06	0
Aggregate Starting Principal Balance	895,761,839.35	38,913
Principal Payments	25,239,202.59	508
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	44,128,350.84	0
Pool Balance at 06/30/20	826,394,285.92	38,405

Pool Statistics	$ Amount	# of Accounts
Pool Factor	97.18%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,598,877.66	68
Past Due 61-90 days	0.00	0
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	1,598,877.66	68

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.00%
Delinquency Trigger Occurred	NO

Recoveries	(350.00)
Aggregate Net Losses/(Gains) - June 2020	350.00
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.00%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	9,503,534.29
Actual Overcollateralization	5,600,960.37
Weighted Average APR	3.77%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	59.09

Flow of Funds	$ Amount
Collections	27,895,237.32
Investment Earnings on Cash Accounts	162.53
Servicing Fee(1)	(721,585.93)
Transfer to Collection Account	-
Available Funds	27,173,813.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	253,745.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	18,147.50
(5) Noteholders' Second Priority Principal Distributable Amount	8,535,714.08
(6) Class C Interest	15,246.88
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,600,960.37
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	27,173,813.92

Servicing Fee	721,585.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Original Note Balance	847,680,000.00
Principal Paid	26,886,674.45
Note Balance @ 07/15/20	820,793,325.55

Class A-1
Original Note Balance	169,000,000.00
Principal Paid	26,886,674.45
Note Balance @ 07/15/20	142,113,325.55
Note Factor @ 07/15/20	84.0907252%

Class A-2a
Original Note Balance	231,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	231,800,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-2b
Original Note Balance	50,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	50,000,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-3
Original Note Balance	281,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	281,800,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-4
Original Note Balance	76,830,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	76,830,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Original Note Balance	25,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	25,500,000.00
Note Factor @ 07/15/20	100.0000000%

Class C
Original Note Balance	12,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	12,750,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	287,139.47
Total Principal Paid	26,886,674.45
Total Paid	27,173,813.92

Class A-1
Coupon	0.26763%
Interest Paid	26,383.86
Principal Paid	26,886,674.45
Total Paid to A-1 Holders	26,913,058.31

Class A-2a
Coupon	0.55000%
Interest Paid	74,369.17
Principal Paid	0.00
Total Paid to A-2a Holders	74,369.17

Class A-2b
One-Month Libor	0.18475%
Coupon	0.43475%
Interest Paid	12,680.21
Principal Paid	0.00
Total Paid to A-2b Holders	12,680.21

Class A-3
Coupon	0.63000%
Interest Paid	103,561.50
Principal Paid	0.00
Total Paid to A-3 Holders	103,561.50

Class A-4
Coupon	0.82000%
Interest Paid	36,750.35
Principal Paid	0.00
Total Paid to A-4 Holders	36,750.35

Class B
Coupon	1.22000%
Interest Paid	18,147.50
Principal Paid	0.00
Total Paid to B Holders	18,147.50

Class C
Coupon	2.05000%
Interest Paid	15,246.88
Principal Paid	0.00
Total Paid to C Holders	15,246.88

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3387357
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7179531
Total Distribution Amount	32.0566888

A-1 Interest Distribution Amount	0.1561175
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	159.0927482
Total A-1 Distribution Amount	159.2488657

A-2a Interest Distribution Amount	0.3208333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.3208333

A-2b Interest Distribution Amount	0.2536042
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.2536042

A-3 Interest Distribution Amount	0.3675000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3675000

A-4 Interest Distribution Amount	0.4783333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4783333

B Interest Distribution Amount	0.7116667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7116667

C Interest Distribution Amount	1.1958337
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1958337

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	317.47
Noteholders' Third Priority Principal Distributable Amount	474.21
Noteholders' Principal Distributable Amount	208.32

Account Balances	$ Amount
Reserve Account
Balance as of 06/24/20	8,498,098.59
Investment Earnings	162.53
Investment Earnings Paid	(162.53)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,515,932.09	N/A	N/A
Number of Extensions	182	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	N/A	N/A

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$809.39	89.8%
Class B Notes	$25.49	2.8%
Class C Notes	$12.75	1.4%
Fair Value of the Notes	$847.63	94.0%
Certificates	$53.99	6.0%
Total	$901.62	100.0%
Reserve Account	$8.50	0.9%
Fair Value of the Certificates and Reserve
Account	$62.49	6.9%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.